Preferred Stock - Summary of Allocation of Proceeds to and Changes in Carrying Value of Class B (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011
Temporary Equity [Line Items]
Beginning Balance	$ 75,618
Issuance of Class B redeemable
Issuance costs		(1,321)
Fair value of common stock warrant		(5,656)
Fair value of Class B conversion liability		(41,641)
Initial recorded value		71,382
Accretion	2,616	4,236
Ending Balance		75,618
Class B Preferred Stock [Member]
Temporary Equity [Line Items]
Issuance of Class B redeemable convertible preferred stock, Shares		34,170
Issuance of Class B redeemable
Issuance of Class B redeemable convertible preferred stock		120,000
Fair value of Class B conversion liability		(41,641)
Reclassification upon conversion of Class B to common stock	$ (78,234)